INVENTORY, NET - Carrying Amount of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Inventories [Abstract]
Raw materials and consumables	$ 857	$ 809
Work in progress	713	613
Finished goods and other	992	994
Carrying amount of inventories	$ 2,562	$ 2,416